Document and Entity Information	Aug. 11, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	Surrozen, Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39635
Entity Tax Identification Number	98-1556622
Entity Address, Address Line One	171 Oyster Point Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, Address Line Three	South San Francisco
Entity Address, City or Town	California
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	489-9000
Entity Information, Former Legal or Registered Name	Consonance-HFW Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824893
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1 Palmer Square
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SRZN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	SRZNW
Security Exchange Name	NASDAQ